UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-4764
DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Municipal Bond Fund
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--100.1%	Amount ($)		Value ($)

Alabama--2.0%

Jefferson County, Limited Obligation School Warrants
5.25%, 1/1/2020	5,000,000		5,361,700

Jefferson County, Sewer Revenue
(Capital Improvement Warrants)
5.125%, 2/1/2039 (Insured; FGIC) (Prerefunded 2/1/2009)	4,000,000	a	4,283,440

University of Alabama, HR
5.75%, 9/1/2020 (Insured; MBIA)	3,000,000		3,300,330

Arizona--.4%

Arizona School Facilities Board, Revenue
(State School Improvement) 5.25%, 7/1/2020	2,500,000		2,731,475

Arkansas--1.2%

Independence County, PCR
(Entergy Arkansas Inc.)
5%, 1/1/2021	3,000,000		3,063,480

Lake Hamilton, School District Number 005
(Capital Improvement) 5.50%, 4/1/2029
(Insured; AMBAC)	4,600,000		4,842,144

California--11.7%

California:
5.625%, 5/1/2018	5,550,000		6,083,688
5.625%, 5/1/2020	5,715,000		6,264,554

California Department of Water Resources,
Power Supply Revenue:
6%, 5/1/2015	6,000,000		6,871,620
5.375%, 5/1/2018 (Insured; AMBAC)	5,280,000		5,813,333

California Economic Recovery 5%, 7/1/2017	5,000,000		5,349,850

California Educational Facilities Authority, Revenue
(University of Southern California)
5%, 10/1/2033	5,000,000		5,238,050

California Pollution Control Financing Authority, PCR
8.774%, 6/1/2014	6,355,000	b,c	8,370,171

California Public Works Board, LR
(Dept. of Corrections - Corcoran II)

5.50%, 1/1/2017 (Insured; AMBAC)	5,000,000		5,155,000

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
6%, 1/1/2034 (Prerefunded 1/1/2007)	5,000,000	a	5,228,950

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds:
7.875%, 6/1/2042	1,170,000		1,459,446
7.90%, 6/1/2042 (LOC; Bank of New York)	1,690,000		2,110,895
5%, 6/1/2045	5,500,000	d	5,652,020

Lincoln, Special Tax
(Community Facilities District Number 2003-1)
6%, 9/1/2034	3,500,000		3,679,585

Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	4,000,000		4,416,200

Port Oakland, Revenue 5.50%, 11/1/2020 (Insured; FGIC)	4,085,000		4,453,630

Colorado--8.1%

Arapahoe County Capital Improvement Trust Fund,
Highway Revenue (E-470 Project):
Zero Coupon, 8/31/2005	2,530,000		2,524,105
Zero Coupon, 8/31/2007 (Prerefunded 8/31/2005)	4,000,000	a	3,561,280
7%, 8/31/2026 (Prerefunded 8/31/2005)	11,000,000	a	11,371,470

Broomfield City and County, COP
(Open Space Park and Recreation Facilities)
5.50%, 12/1/2020 (Insured; AMBAC)	1,000,000		1,087,440

Colorado Educational and Cultural Facilities Authority,
LR (Community Colleges of Colorado)
5.50%, 12/1/2021 (Insured; AMBAC)	1,100,000		1,214,829

Colorado Housing and Finance Authority,
Single Family Program Senior and Subordinate:
7.15%, 10/1/2030 (Insured; FHA)	115,000		120,030
6.60%, 8/1/2032	4,725,000		4,938,003

Denver City and County, Airport Revenue
6%, 11/15/2017 (Insured; AMBAC)	5,000,000		5,524,000

E-470 Public Highway Authority, Revenue
5.75%, 9/1/2035 (Insured; MBIA)	5,500,000		6,164,290

Lakewood, MFHR (Insured Mortgage Loan)
6.70%, 10/1/2036 (Insured; FHA)	5,000,000		5,112,000

Northwest Parkway Public Highway Authority, Revenue:
Zero Coupon, 6/15/2027 (Insured; AMBAC)	6,125,000		1,814,593

7.125%, 6/15/2041	8,250,000		8,954,055

Connecticut--4.2%

Connecticut:
8.543%, 6/15/2011	4,000,000	b,c	4,850,240
8.043%, 12/15/2015	3,700,000	b,c	4,788,688

Connecticut Health and Educational Facilities Authority,
Revenue:
(Saint Francis Hospital and Medical Center)
5.50%, 7/1/2017 (Insured; Radian)	4,040,000		4,390,430
(University of Hartford) 5.625%, 7/1/2026
(Insured; Radian)	4,345,000		4,730,966

Mashantucket Western Pequot Tribe,
Special Revenue
5.75%, 9/1/2027	8,000,000	c	8,259,280

District of Columbia--1.1%

Washington Convention Center Authority,
Dedicated Tax Revenue (Senior Lien)
5%, 10/1/2021 (Insured; AMBAC)	6,500,000		6,824,220

Florida--.4%

Highlands County Health Facilities Authority, Revenue
(Adventist/Sunbelt) 6%, 11/15/2031	2,500,000		2,720,275

Georgia--2.4%

Atlanta and Fulton County Recreation Authority,
Revenue (Downtown Arena Public Improvement)
5.375%, 12/1/2026 (Insured; MBIA)	2,180,000		2,300,489

College Park Business and Industrial Development
Authority, Revenue (Civic Center)
5.75%, 9/1/2026 (Insured; AMBAC)	4,250,000		4,763,315

Forsyth County School District, GO
5%, 2/1/2025 (Insured; MBIA)	3,000,000		3,207,120

Georgia 5.25%, 7/1/2017	5,000,000		5,409,950

Illinois--2.8%

Carol Stream, First Mortgage Revenue
(Windsor Park Manor) 6.50%, 12/1/2007	1,115,000		1,163,045

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facility):
8.75%, 3/1/2010	107,000		107,202
8.25%, 8/1/2012	1,365,000		1,386,321

Illinois Educational Facilities Authority, Revenues
(University of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	5,000,000	5,208,200

Illinois Health Facilities Authority, Revenue
(Residential Centers Inc.) 8.50%, 8/15/2016	4,660,000	4,666,011

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue
(McCormick Place Expansion)
5.50%, 6/15/2023 (Insured; MBIA)	5,000,000	5,524,600

Kansas--1.7%

Wichita, HR (Via Christi Health System, Inc.):
6.25%, 11/15/2019	2,000,000	2,222,960
6.25%, 11/15/2020	3,000,000	3,334,440

Wyandotte County Kansas City
Unified Government, Utility Systems Revenue
5.65%, 9/1/2022 (Insured; AMBAC)	5,000,000	5,774,600

Kentucky--2.1%

Mount Sterling, LR
(Kentucky League of Cities Funding)
6.10%, 3/1/2018	5,500,000	6,496,270

Pendleton County, Multi-County LR
(Kentucky Association of Counties
Leasing Trust Program)
6.40%, 3/1/2019	6,000,000	7,277,220

Louisiana--.7%

Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
6.40%, 12/1/2030	3,295,000	3,421,594

Saint James Parish, SWDR
(Freeport-McMoran Partnership)
7.70%, 10/1/2022	1,000,000	1,001,950

Maryland--.3%

Maryland Energy Financing Administration, SWDR
(Wheelabrator Water) 6.45%, 12/1/2016	2,100,000	2,194,983

Massachusetts--2.1%

Massachusetts Industrial Finance Agency, Revenue:
Health Care Facility
(Metro Health Foundation, Inc.)

6.75%, 12/1/2027	7,900,000		7,913,351
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,450,000		2,571,496

Route 3 North Transportation
Improvement Association, LR
5.75%, 6/15/2017 (Insured; MBIA)	3,000,000		3,302,250

Michigan--7.0%

Dearborn Economic Development Corp., HR
(Oakwood Obligation Group)
5.875%, 11/15/2025 (Insured; FGIC)	4,950,000		5,088,155

Michigan Building Authority, Revenue
(Residual Certificates) 8.41%, 10/15/2017	5,000,000	b,c	6,022,450

Michigan Hospital Finance Authority:
HR (Genesys Health Systems):
8.10%, 10/1/2013 (Prerefunded 10/1/2005)	2,000,000	a	2,058,160
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	4,910,000	a	5,052,979
7.50%, 10/1/2027 (Prerefunded 10/1/2005)	8,000,000	a	8,066,000
Revenue 7.77%, 11/15/2007	3,225,000	b,c	3,528,408

Michigan Strategic Fund, SWDR
(Genesee Power Station)
7.50%, 1/1/2021	6,900,000		6,504,975

Pontiac Tax Increment Finance Authority,
Tax Increment Revenue
(Development Area Number 3)
6.25%, 6/1/2022	3,250,000		3,278,665

Romulus Economic Development Corp., EDR
(HIR Limited Partnership)
7%, 11/1/2015	5,000,000		6,177,600

Minnesota--.9%

Chaska, Electric Revenue 6%, 10/1/2025
(Prerefunded 10/1/2010)	2,000,000	a	2,252,200

Minneapolis-Saint Paul Metropolitan Airports Commission,
Subordinate Airport Revenue
5.25%, 1/1/2032	3,000,000		3,189,780

Minnesota Housing Finance Agency,
Single Family Mortgage
5.95%, 1/1/2017	700,000		709,975

Missouri--1.1%

Missouri Development Finance Board,
Infrastructure Facilities Revenue (Branson)
5.375%, 12/1/2027	2,470,000		2,585,571

Missouri Health and Educational Facilities Authority,
Health Facilities Revenue
(Saint Anthony's Medical Center)
6.125%, 12/1/2019	4,000,000		4,343,840

Missouri Housing Development Commission, SFMR
(Homeown Loan) 6.30%, 9/1/2025
(Collateralized; FNMA & GNMA)	185,000		190,322

New Jersey--6.2%

Hudson County, COP (Correctional Facility)
5%, 12/1/2021 (Insured; MBIA)	2,000,000		2,133,620

New Jersey Economic Development Authority, Revenue:
7.52%, 6/1/2015 (Insured; AMBAC)	2,495,000	b,c	2,977,034
7.52%, 6/15/2016 (Insured; AMBAC)	2,495,000	b,c	2,977,034
(School Facilities - Construction 2001):
5.25%, 6/15/2015 (Insured; AMBAC)
(Prerefunded 6/15/2011)	10,000	a	10,966
5.25%, 6/15/2016 (Insured; AMBAC)
(Prerefunded 6/15/2011)	10,000	a	10,966
Special Facility (Continental Airlines, Inc. Project)
6.25%, 9/15/2029	4,000,000		3,663,320

New Jersey Turnpike Authority, Turnpike Revenue:
9.02%, 1/1/2011 (Insured; MBIA)	6,350,000	b,c	7,955,407
5.50%, 1/1/2030 (Insured; MBIA) (Prerefunded 1/1/2010)	6,000,000	a	6,573,780
5%, 1/1/2035 (Insured; AMBAC)	3,000,000		3,115,710

Tobacco Settlement Financing Corp. of New Jersey:
7%, 6/1/2041	5,000,000		6,051,050
(Asset Backed) 5.75%, 6/1/2032	4,780,000		5,046,007

New Mexico--1.1%

Farmington, PCR
(Public Service Co. - San Juan) 6.375%, 4/1/2022	1,430,000		1,534,133

Jicarilla Apache Nation, Revenue 5.50%, 9/1/2023	5,000,000		5,352,050

New York--4.3%

New York City 5.50%, 3/15/2015	3,500,000		3,805,585

New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue:
6%, 6/15/2033 (Prerefunded 6/15/2010)	3,085,000	a	3,497,650
5%, 6/15/2037	5,000,000		5,254,350

New York State Dormitory Authority, Revenues:
(New York University) 6%, 7/1/2017 (Insured; MBIA)	3,500,000		4,208,330
(Rochester Institute of Technology)
5.25%, 7/1/2024 (Insured; AMBAC)	3,345,000		3,590,322

(State University Educational Facilities)
7.50%, 5/15/2013	2,500,000		3,123,175

New York State Thruway Authority, General Revenue
5%, 1/1/2030 (Insured; AMBAC)	4,000,000		4,229,200

North Carolina--2.1%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue:
7%, 1/1/2013	3,500,000		4,042,465
6.75%, 1/1/2026 (Insured; ACA)	5,000,000		5,571,450

North Carolina Medical Care Commission, Revenue
(Housing Foundation Inc.):
6.45%, 8/15/2020 (Insured; ACA)	1,000,000		1,102,130
6.625%, 8/15/2030 (Insured; ACA)	2,565,000		2,814,036

Ohio--6.6%

Cincinnati, Water Systems Revenue:
5%, 12/1/2020	2,420,000		2,569,362
5%, 12/1/2021	3,825,000		4,061,079

Cleveland-Cuyahoga County Port Authority, Revenue
(Special Assessment/Tax Increment)
7.35%, 12/1/2031	3,000,000		3,250,350

Columbus City School District,
School Facilities Construction and Improvement
5%, 12/1/2032 (Insured; FSA)	5,000,000		5,272,500

Cuyahoga County:
Hospital Facilities Revenue
(UHHS/CSAHS Cuyahoga Inc. and
CSAHS/UHHS Canton Inc.)
7.50%, 1/1/2030	7,000,000		7,897,820
HR (Metrohealth Systems) 6.15%, 2/15/2029	3,115,000		3,278,475

Hamilton County, Sales Tax
Zero Coupon, 12/1/2025 (Insured; AMBAC)	14,865,000		5,859,486

Mahoning County, Hospital Facilities Revenue
(Forum Health Obligation Group) 6%, 11/15/2032	2,500,000		2,718,775

Ohio Water Development Authority,
Pollution Control Facilities Revenue
(Cleveland Electric)
6.10%, 8/1/2020 (Insured; ACA)	7,300,000		7,636,165

Oklahoma--2.1%

Holdenville Industrial Authority,
Correctional Facility Revenue:
6.60%, 7/1/2010 (Prerefunded 7/1/2006)	2,045,000	a	2,157,291

6.70%, 7/1/2015 (Prerefunded 7/1/2006)	4,625,000	a	4,883,168

McGee Creek Authority, Water Revenue
6%, 1/1/2013 (Insured; MBIA)	6,025,000		6,759,568

Oregon--.6%

Portland, Sewer Systems Revenue
5.75%, 8/1/2019 (Insured; FGIC)
(Prerefunded 8/1/2010)	3,500,000	a	3,894,030

Pennsylvania--4.9%

Allegheny County Sanitation Authority,
Sewer Revenue 5.375%, 12/1/2024
(Insured; MBIA) (Prerefunded 12/1/2007)	13,700,000	a	14,695,031

Butler County Industrial Development Authority,
Health Care Facilities Revenue
(Saint John Care Center)
5.85%, 4/20/2036 (Collateralized; GNMA)	4,210,000		4,541,664

Montgomery County Higher Education and
Health Authority, Revenue
(First Mortgage - AHF/Montgomery, Inc.)
10.50%, 9/1/2020	3,145,000		3,151,007

Montgomery County Industrial Development Authority,
Mortgage Revenue (Whitemarsh Continuing Care)
6.125%, 2/1/2028	1,500,000		1,590,330

Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue (Reliant Energy)
6.75%, 12/1/2036	2,000,000		2,152,400

Pennsylvania Turnpike Commission,
Turnpike Revenue
5.25%, 12/1/2032 (Insured; AMBAC)	5,000,000		5,423,950

Rhode Island--1.0%

Providence, Special Tax Increment Obligation
6.65%, 6/1/2016	3,895,000		4,022,289

Rhode Island Health and Educational Building
Corp., Revenue (Higher Education Facility)
5.50%, 9/15/2024 (Insured; AMBAC)	2,000,000		2,226,620

Rhode Island Housing and Mortgage Finance Corp.
(Homeownership Opportunity)
7.55%, 10/1/2022	355,000		355,437

South Carolina--2.9%

Greenville County School District,

Installment Purchase Revenue
(Building Equity Sooner Tomorrow)
5.50%, 12/1/2028	12,900,000	13,983,600

Greenville Hospital System,
Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	4,385,000	4,816,484

Tennessee--1.5%

Memphis Center Revenue Finance Corp.,
Sports Facility Revenue (Memphis Redbirds)
6.50%, 9/1/2028	8,000,000	8,162,160

Shelby County Health Educational and Housing
Facilities Board, MFHR (Cameron)
7.25%, 7/1/2023	2,685,000	1,613,363

Texas--5.4%

Alliance Airport Authority,
Special Facilities Revenue
(Federal Express Corp.) 6.375%, 4/1/2021	5,040,000	5,253,494

Austin Convention Enterprises Inc.,
Hotel Revenue (Convention Center)
6.70%, 1/1/2028	5,000,000	5,396,400

Dallas-Fort Worth International Airport:
Facility Improvement Corporation Revenue
(American Airlines Inc.) 7.25%, 11/1/2030	12,225,000	10,627,559
Joint Revenue 5.50%, 11/1/2021
(Insured; FSA)	3,000,000	3,253,170

Sabine River Authority, PCR
(TXU Energy Company LLC)
6.15%, 8/1/2022	2,995,000	3,300,939

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.75%, 8/15/2038 (Insured; AMBAC)	3,500,000	3,915,975

Wichita Falls, Water and Sewer Revenue
5.375%, 8/1/2024 (Insured; AMBAC)	3,000,000	3,249,900

Utah--1.3%

Carbon County, SWDR
(Sunnyside Cogeneration-A)
7.10%, 8/15/2023	8,649,000	8,702,883

Virginia--1.3%

Isle Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue

(Union Camp Corporation) 6.55%, 4/1/2024
(Prerefunded 8/15/2005)	3,000,000	a	3,035,280

Tobacco Settlement Financing Corp. of Virginia,
Tobacco Settlement Asset-Backed Bonds
5.625%, 6/1/2037	5,000,000		5,278,750

Washington--2.0%

Washington Public Power Supply System, Revenue
(Nuclear Project Number 3)
7.125%, 7/1/2016 (Insured; MBIA)	10,425,000		13,295,211

West Virginia--.9%

West Virginia, State Road
5.75%, 6/1/2025 (Insured; MBIA)

(Prerefunded 6/1/2010)	2,500,000	a	2,797,600

West Virginia Hospital Finance Authority, HR
(Charleston Area Medical Center)
6%, 9/1/2012 (Prerefunded 9/1/2010)	2,440,000	a	2,739,778

Wisconsin--3.3%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue
7%, 6/1/2028	13,350,000		15,189,764

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care)
6.40%, 4/15/2033	5,500,000		6,097,355

Wyoming--.4%

Wyoming Student Loan Corp., Student Loan Revenue
6.25%, 6/1/2029	2,500,000		2,679,950

U.S. Related--2.0%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
Zero Coupon, 5/15/2050	20,000,000	d	1,268,800
Zero Coupon, 5/15/2055	10,000,000	d	338,100

Commonwealth of Puerto Rico:
5.65%, 7/1/2015 (Insured; MBIA)	4,000,000		4,620,800
Public Improvement 5.25%, 7/1/2013
(Insured; MBIA)	6,000,000		6,727,440

Total Investments (cost $609,189,675)	100.1%		650,357,524

Liabilities, Less Cash and Receivables	(.1%)		(888,255)

Net Assets	100.0%		649,469,269

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $49,728,712 or 7.7%
of net assets.
d Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)